PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses And Other Current Assets

	December 31,
	2024	2023
Receivable from the German authorities – COVID-19 (1)	$350	$512
Income tax receivable	2,123	867
Interest from bank deposits	459	529
Value Added Tax (VAT) receivable	404	960
Prepaid uniforms	814	712
Prepaid insurance	576	532
Prepaid licenses	685	541
Prepaid rent	412	365
Other	1,866	2,107
Total prepaid expenses and other current assets	$7,689	$7,125

(1)
In Germany, the employees are eligible for payroll support. The Company pays their full salary to its German employees and the Company is reimbursed by the German government for the payroll support amount.